Related Party Balances and Transactions - Additional Information (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 2,071
Key Management and their Immediate Families [Member] | Due on Demand, Interest Free and Uncollateralized [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 0	¥ 0	¥ 0